Rentals under Operating Leases	12 Months Ended
Dec. 31, 2012
Rentals under Operating Leases
Rentals under Operating Leases

9.    Rentals under Operating Leases

            Future minimum rentals to be received under non-cancelable tenant operating leases for each of the next five years and thereafter, excluding tenant reimbursements of operating expenses and percentage rent based on tenant sales volume as of December 31, 2012 are as follows:

2013	$2,572,612
2014	2,363,435
2015	2,083,716
2016	1,810,189
2017	1,524,365
Thereafter	4,079,160

$14,433,477

            Approximately 0.6% of future minimum rents to be received are attributable to leases with an affiliate of a limited partner in the Operating Partnership.